Fair Values Of Financial Instruments	12 Months Ended
Dec. 31, 2020
Fair Value Of Financial Instruments [Abstract]
Fair Values Of Financial Instruments
40. Fair values of financial instruments

a)	Assets and liabilities measured at fair value
The fair value hierarchy of assets and liabilities measured at fair value as of December 31, 2020 is detailed below:

	Book value	Total fair value	Level 1 Fair value	Level 2 Fair value	Level 3 Fair value
Financial assets

Financial assets at fair value through profit or loss
- Debt securities	942,761	942,761	541,977	400,784	—
- Derivatives	3,877,749	3,877,749	—	2,695,749	1,182,000
- Equity instruments	7,795,950	7,795,950	1,762,142	—	6,033,808
Financial assets at fair value through other comprehensive income - Debt securities	127,543,852	127,543,852	1,947,177	125,596,675	—
Financial assets at fair value through other comprehensive income - Equity instruments	28,499	28,499	—	28,499	—

Total	140,188,811	140,188,811	4,251,296	128,721,707	7,215,808

Financial liabilities at fair value through profit or loss

Derivatives	188,694	188,694	—	188,694	—

Total	188,694	188,694	—	188,694	—
The fair value hierarchy of assets and liabilities measured at fair value as of December 31, 2019 is detailed below:

	Book value	Total fair value	Level 1 Fair value	Level 2 Fair value	Level 3 Fair value
Financial assets

Financial assets at fair value through profit or loss
- Debt securities	5,622,562	5,622,562	—	5,622,562	—
– Derivatives	4,148,248	4,148,248	—	3,215,686	932,562
- Equity instruments	5,653,673	5,653,673	1,524,516	—	4,129,157
Financial assets at fair value through other comprehensive income - Debt securities	61,506,254	61,506,254	1,667,766	59,838,488	—
Financial assets at fair value through other comprehensive income - Equity instruments	37,260	37,260	—	37,260	—

Total	76,967,997	76,967,997	3,192,284	68,713,996	5,061,719

Financial liabilities at fair value through profit or loss

Trading liabilities	790,707	790,707	790,707	—	—
Derivatives	4,183,526	4,183,526	—	4,183,526	—

Total	4,974,233	4,974,233	790,707	4,183,526	—
The fair value of a financial asset or liability is the price that would be received for the sale of an asset or paid for the transfer of a liability in an orderly transaction between market participants at the measurement date.
The most objective reference for the fair value of a financial asset or liability is the price that would be paid in an orderly, transparent and active market, that is to say its quoted or market price.
If it is not possible to obtain a market price, a fair value is determined using best market practice valuation techniques, such as discounted cash flows based on a yields curve for the same class and type of instrument, or if there is no market curve with the same characteristics of the financial instrument, the fair value is calculated considering the latest market price plus interest accrued until the valuation date.
In line with the accounting standard, a three-level classification of financial instruments is established. This classification is mainly made based on the observability of the necessary inputs to calculate that fair value, defining the following levels:

•
Level 1: Financial instruments valued with quoted prices in an active market. Active market means a market that allows the observation of representative prices with sufficient frequency and daily volume.

•	Level 2: Financial instruments that do not have an active market, but that may be valued through market observable data.

•	Level 3: Valuation using models where variables not obtained from observable market information are used.
Financial assets at fair value primarily consist of BCRA Liquidity Bills and Government securities, together with a minor share in Corporate Bonds. Likewise, financial derivatives are classified at fair value, which include futures and foreign currency NDF
(non-delivery
forwards), put options, and interest rate swaps.
b)
Transfers between hierarchy levels
b.1)   Transfers from Level 1 to Level 2
The following instruments measured at fair value were transferred from Level 1 to Level 2 of the fair value hierarchy:

	December 31, 2020	December 31, 2019
Treasury Bonds adjusted by CER in pesos maturing in 2021	62,700	142,429
The transfer is due to the fact that the bond was not listed on the market the number of days necessary to be considered Level 1. No transfers from Level 1 to Level 2 have occurred as of December 31, 2020.
b.2)   Transfers from Level 2 to Level 1
No transfers have occurred from Level 2 to Level 1 as of December 31, 2020 and 2019.
b.3)   Valuation techniques for Levels 2 and 3
The valuation techniques for Level 2 and 3 are described in the paragraphs below.
Fixed Income
The determination of fair value prices set forth by the Bank for fixed income consists of considering reference market prices from the Electronic Open Market, in spanish, “Mercado Abierto Electrónico” (MAE), the main market where bonds are traded.
For Argentine Treasury Bonds, prices are captured from MAE. If bonds have not traded for the last 10 business days, fair value is determined by discounting cash flows using the pertinent discount curve.
Argentine Treasury Bills which have not traded for the last 10 business days are measured by reference to their cash flows discounted using the respective yield curve, based on the currency in which the bills were issued. In particular,
US-dollar
linked Treasury Bills (Lelinks) are measured using the yield curve in pesos.
Liquidity bills issued by the BCRA without quoted prices in MAE on the last day of the month, the fair value is determined by discounting cash flows using the monetary policy rate. The monetary policy rate is the rate used by the Central Bank of Argentina to make monetary policy.

The benchmark rate used for monetary policy is the interest rate on liquidity bills (LELIQs).
Finally, corporate bonds and
sub-sovereign
bonds were measured at their market prices prevailing on the last 10 business days in MAE, where available. In the absence of market prices, the fair value of these securities is determined based on the last market price available, plus accrued interest.
Swaps
For swaps, the fair valuation consists of discounting future cash flows using the interest rate, according to the rate curve resulting from the implicit yield of Rosario Futures Exchange (ROFEX) futures, the main derivatives market in Argentina where these types of securities are traded.
Non-Deliverable
Forwards
The fair value of NDFs consists of discounting the future cash flows to be exchanged pursuant to the contract, using a discount curve that will depend on the currency of each cash flow. The result is then calculated by subtracting the present values in pesos, estimating the value in pesos based on the applicable spot exchange rate, depending on whether the contract is local or offshore.
For local peso-dollar swap contracts, cash flows in pesos are discounted using the yield curve in pesos resulting from the prices of ROFEX futures and the US dollar spot selling exchange rate published by BNA. Cash flows in US dollars are discounted using the Overnight Index Swap (OIS) international dollar yield curve. Then, the present value of cash flows in dollars is netted by converting such cash flows into pesos using the US dollar spot selling exchange rate published by BNA.
For local peso-euro swap contracts, cash flows in pesos are discounted using the yield curve in pesos resulting from the prices of ROFEX futures and the US dollar spot selling exchange rate published by BNA. Cash flows in euros are discounted using the yield curve in euros. Then, the present value of cash flows in euros is netted by converting such cash flows into pesos using the euro spot selling exchange rate published by BNA.
For offshore peso-dollar swap contracts, cash flows in pesos are discounted using the yield curve in pesos resulting from market quoted forward prices sourced from ICAP Broker. Cash flows in dollars are discounted using the OIS yield curve. Then, the present value of cash flows in dollars is netted by converting such cash flows into pesos using the Emerging Markets Traders Association (EMTA) US dollar spot exchange rate.
Investments in Equity Instruments
The fair value of the equity interest held in Prisma Medios de Pago S.A., classified as Level 3, was determined by management with input from independent appraisers using a discounted cash flow method by applying the income approach. (Note 9.3).
The most relevant unobservable input data include:

•	Projected EBITDA and Free cash flow (mainly determined by the expected evolution of the level of transactions and fees)

•	Minority discount rate (equivalent to 1 / (1 + Premium control) – 1)

•	WACC (Weighted Average Cost of Capital) of Prisma.

•	g = growth factor for terminal value.
Below we present the sensitivity analysis for the valuation of the remaining 49% equity of Prisma, still held by the selling shareholders. The sensitivity is related to the two following variables: the WACC (Weighted Average Cost of Capital) and the g level (the growth factor for future cash flows after 2023 that determines the terminal value):

Prisma equity (49%) + minority discount (9.09%) – $ millions
	g (terminal value growth – annual )
	2.00%	3.00%	4.00%
97.5%	52,020.5	54,950.5	58,413.1
100%	51,368.3	54,252.6	57,664.8
102.5%	50,727.0	53,569.7	56,929.2
The scenario for the valuation considers WACC at 100% and g at 3%.
As BBVA Argentina holds an interest in Prisma of 11.1217% the fair value accounts for 6,033,808.
Put Options
The Group has classified the put option in respect of its equity interest in Prisma Medios de Pago S.A. as Level 3, since its valuation uses significant unobservable inputs. The income (loss) from the asset measured at fair value on the basis of non-observable
input data is booked under Net income / (loss) from financial instruments carried at fair value through profit or loss.
These instruments were measured using a valuation technique based on a binomial option pricing model. This model involves creating a comparable portfolio under the same conditions as the put, considering several scenarios. The pricing model factors in the company’s projected cash flows and financial indebtedness as of the exercise date (34 months subsequent to the contract closing date). Expected cash flows are discounted using the Weighted Average Cost of Capital (WACC) discount rate.
The most relevant unobservable input data used in the pricing model include:

•	Monthly volatility (sensitivity to volatility ranging from 10%, 12%, 15% and 20%).

•
The theoretical exercise price for the option. This price is 7 times the expected EBITDA for the 3rd year. This EBITDA is calculated considering the expected cash flows of the business as well as the financial indebtedness, considering Cash and Banks and Short-term investments, and financial indebtedness projected for the option exercise date.

Any potential substantial change in any of the aforementioned non-observable
input data may increase or decrease the put option estimated fair value.
Below we present the sensitivity for the valuation of the put option per share, based on the level of implied volatility and the theoretical exercise price of the share price, the result of which is shown in the tables below:

Sensibility - US$
Volatility
	10.0%	12.0%	15.0%	20.0%
95%	1.08	1.16	1.26	1.42
100%	1.26	1.30	1.42	1.59
105%	1.43	1.48	1.58	1.75
The scenario considered for the valuation considers EBITDA at 100% and volatility at 12%. BBVA Argentina, has a position of 10,805,542 shares of Prisma and the FX rate is 84.1450 pesos/US$. Therefore the fair value of the put is 10,805,542 x 84.1450 x 1,30= 1,182,000.

b.4) Reconciliation of opening and ending balances of Level 3 assets and liabilities at fair value
The following table shows a reconciliation between opening balances and final balances of Level 3 fair values:

	December 31, 2020	December 31, 2019
Balance at the beginning of the fiscal year	5,061,719	—
Investments in equity instruments – Prisma Medios de Pago S.A. (*)	3,368,893	4,129,157
Derivatives - Put options - Prisma Medios de Pago S.A. (*)	497,000	932,562
Dividends received	(452,277)	—
Net monetary inflation adjustment	(1,259,527)	—

Balance at year-end	7,215,808	5,061,719

(*)	Presented in Gains on financial assets and liabilities at fair value through profit or loss, net.

c)	Fair value of Assets and Liabilities not measured at fair value
Below is a description of methodologies and assumptions used to assess the fair value of the main financial instruments not measured at fair value, when the instrument does not have a quoted price in a known market. Assets and liabilities with fair value similar to their accounting balance.

•	Assets and liabilities with fair value similar to their accounting balance
For financial assets and financial liabilities maturing in less than one year, it is considered that the accounting balance is similar to fair value. This assumption also applies for deposits, because a significant portion thereof (more than 99% considering contractual terms and conditions) have a residual maturity of less than one year.

•	Fixed rate financial instruments
The fair value of financial assets was assessed by discounting future cash flows from market rates at each measurement date for financial instruments with similar characteristics.

•	Variable rate financial instruments
For financial assets and financial liabilities accruing a variable rate, it is considered that the accounting balance is similar to the fair value.
As of December 31, 2020, the level of significance of the unobservable inputs used to determine the hierarchy of the fair value of deposits, loans and other financing valued at amortized cost has been reviewed, resulting in a higher exposure classified as Level 3.
The fair value hierarchy of assets and liabilities not measured at fair value as of December 31, 2020 is detailed below:

	Book value	Total fair value		Level 2 Fair value	Level 3 Fair value
Financial assets

Cash and cash equivalents	152,040,070	(a	)	—	—
Other financial assets	20,841,365	(a	)	—	—
Loans and advances	279,585,511	276,440,067		—	276,440,067
Reverse repurchase agreements	48,686,967	(a	)	—	—
Financial liabilities

Deposits	478,223,264	473,797,890		1,677,826	472,120,064
Other financial liabilities	39,226,721	(a	)	—	—
Bank loans	9,626,028	9,870,481		4,813,284	5,057,197
Debt securities issued	1,168,782	1,137,658		1,137,658	—
The fair value hierarchy of assets and liabilities not measured at fair value as of December 31, 2019 is detailed below:

	Book value	Total fair value		Level 2 Fair value
Financial assets

Cash and cash equivalents	212,733,025	(a	)	—
Other financial assets	14,835,962	(a	)	—
Loans and advances	265,650,592	262,969,717		262,969,717

Financial liabilities

Deposits	400,236,797	397,728,689		397,728,689
Other financial liabilities	39,242,734	(a	)	—
Bank loans	8,371,111	8,326,413		8,326,413
Debt securities issued	9,964,233	9,889,946		9,889,946

a)	The Group does not report the fair value as the accounting values are a reasonable approximation of the fair values.